financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
financial instruments
Long-term debt, excluding leases	$ 27,256	$ 27,225
Carrying value
financial instruments
Long-term debt, excluding leases	27,256	27,225
Fair value
financial instruments
Long-term debt, excluding leases	$ 27,412	$ 27,507